Consolidated Statements of Changes in Stockholders' Equity	Common Stock [Member] United States of America, Dollars USD ($) shares	Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] United States of America, Dollars USD ($)	Additional Paid-in Capital [Member] CNY (¥)	Treasury Stock [Member] CNY (¥)	Statutory Reserves [Member] United States of America, Dollars USD ($)	Statutory Reserves [Member] CNY (¥)	Retained Earnings [Member] United States of America, Dollars USD ($)	Retained Earnings [Member] CNY (¥)	United States of America, Dollars USD ($)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2012		¥ 2,353,068		¥ 231,195,613	¥ (1,602,451)		¥ 5,914,384		¥ (112,182,162)		¥ 125,678,452
Balance (in Shares) at Dec. 31, 2012 | shares		3,977,221
Exercise of options by employees (in Shares) | shares											0	0
Issuance of vested restricted shares (in Dollars)		¥ 4,184		(4,184)
Issuance of vested restricted shares (in Shares) | shares		9,000
Share-based compensation expense (in Dollars)				1,462,882							¥ 1,462,882
Appropriation to statutory reserves of eFuture Beijing (in Dollars)							1,654,617		(1,654,617)
Net income (in Dollars)									(7,451,510)		(7,451,510)
Balance at Dec. 31, 2013	$ 364,009	¥ 2,326,182	$ 36,185,980	231,082,930		$ 1,323,695	7,569,001	$ (17,738,550)	(121,288,289)	$ 20,135,134	119,689,824
Balance (in Shares) at Dec. 31, 2013 | shares	3,989,626	3,921,176
Ordinary shares repurchase		¥ (31,070)		(1,571,381)	1,602,451
Ordinary shares repurchase (in Shares) | shares		(65,045)
Issuance of vested restricted shares		¥ 4,184		(4,184)
Share-based compensation				1,462,882							1,462,882
Appropriation to statutory reserves of eFuture Beijing							1,654,617		(1,654,617)
Net income (loss)									(7,451,510)		(7,451,510)
Exercise of options by employees (in Dollars)		¥ 925		54,880							¥ 55,805
Exercise of options by employees (in Shares) | shares		2,000
Issuance of vested restricted shares (in Dollars)		¥ 30,871		(30,871)
Issuance of vested restricted shares (in Shares) | shares		66,450									66,450	66,450
Share-based compensation expense (in Dollars)				3,298,602							¥ 3,298,602
Appropriation to statutory reserves of eFuture Beijing (in Dollars)					1,005,633		(1,005,633)
Net income (in Dollars)									7,387,156		7,387,156
Balance at Dec. 31, 2014		¥ 2,357,978		234,405,541			8,574,634		(114,906,766)		130,431,387
Balance (in Shares) at Dec. 31, 2014 | shares		3,989,626
Exercise of options by employees		¥ 925		54,880							55,805
Issuance of vested restricted shares		30,871		(30,871)
Share-based compensation				3,298,602							3,298,602
Appropriation to statutory reserves of eFuture Beijing					¥ 1,005,633		(1,005,633)
Net income (loss)									7,387,156		7,387,156
Issuance of ordinary shares to certain managements (in Dollars)	$ 57,132	¥ 370,087	2,991,776	19,380,125						3,048,908	19,750,212
Issuance of ordinary shares to certain managements (in Shares) | shares	798,000	798,000
Exercise of options by employees (in Dollars)	$ 16,600	¥ 107,529	1,067,629	6,915,886						1,084,229	¥ 7,023,415
Exercise of options by employees (in Shares) | shares	224,075	224,075									224,075	224,075
Issuance of vested restricted shares (in Dollars)	$ 15,329	¥ 99,300	(15,329)	(99,300)
Issuance of vested restricted shares (in Shares) | shares	206,914	206,914
Share-based compensation expense (in Dollars)			301,197	1,951,097						301,197	¥ 1,951,097
Appropriation to statutory reserves of eFuture Beijing (in Dollars)						83,313	539,685	(83,313)	(539,685)
Net income (in Dollars)								1,163,350	7,535,933	1,163,350	7,535,933	$ 1,163,350
Balance at Dec. 31, 2015	$ 453,070	¥ 2,934,894	40,531,253	262,553,349		1,407,008	9,114,319	(16,658,513)	(107,910,518)	25,732,818	166,692,044
Balance (in Shares) at Dec. 31, 2015 | shares	5,218,615	5,218,615
Issuance of ordinary shares to certain managements	$ 57,132	¥ 370,087	2,991,776	19,380,125						3,048,908	19,750,212
Exercise of options by employees	16,600	107,529	1,067,629	6,915,886						1,084,229	7,023,415
Issuance of vested restricted shares	$ 15,329	¥ 99,300	(15,329)	(99,300)
Share-based compensation			$ 301,197	¥ 1,951,097						301,197	1,951,097
Appropriation to statutory reserves of eFuture Beijing						$ 83,313	¥ 539,685	(83,313)	(539,685)
Net income (loss)								$ 1,163,350	¥ 7,535,933	$ 1,163,350	¥ 7,535,933	$ 1,163,350